Offerings	Jan. 23, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Fee Rate	0.01381%
Offering Note	(1) In accordance with Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), the Registrant is deferring payment of all of the registration fees and will pay any registration fees subsequently in advance or on a pay-as-you-go basis. (2) An unspecified amount of securities or aggregate principal amount, as applicable, of each identified class is being registered as may from time to time be sold at unspecified prices. Warrants represent rights to purchase common stock or debt securities. Subscription rights represent rights to purchase common stock. If any debt securities are issued at an original issue discount, then the offering price shall reflect such greater principal amount.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering Note	(1) In accordance with Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), the Registrant is deferring payment of all of the registration fees and will pay any registration fees subsequently in advance or on a pay-as-you-go basis. (2) An unspecified amount of securities or aggregate principal amount, as applicable, of each identified class is being registered as may from time to time be sold at unspecified prices. Warrants represent rights to purchase common stock or debt securities. Subscription rights represent rights to purchase common stock. If any debt securities are issued at an original issue discount, then the offering price shall reflect such greater principal amount.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Warrants
Fee Rate	0.01381%
Offering Note	(1) In accordance with Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), the Registrant is deferring payment of all of the registration fees and will pay any registration fees subsequently in advance or on a pay-as-you-go basis. (2) An unspecified amount of securities or aggregate principal amount, as applicable, of each identified class is being registered as may from time to time be sold at unspecified prices. Warrants represent rights to purchase common stock or debt securities. Subscription rights represent rights to purchase common stock. If any debt securities are issued at an original issue discount, then the offering price shall reflect such greater principal amount.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Subscription Rights
Fee Rate	0.01381%
Offering Note	(1) In accordance with Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), the Registrant is deferring payment of all of the registration fees and will pay any registration fees subsequently in advance or on a pay-as-you-go basis. (2) An unspecified amount of securities or aggregate principal amount, as applicable, of each identified class is being registered as may from time to time be sold at unspecified prices. Warrants represent rights to purchase common stock or debt securities. Subscription rights represent rights to purchase common stock. If any debt securities are issued at an original issue discount, then the offering price shall reflect such greater principal amount.
Offering: 5
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Maximum Aggregate Offering Price	$ 201,944,393.00
Carry Forward Form Type	N-2
Carry Forward File Number	333-269628
Carry Forward Initial Effective Date	Feb. 07, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 28,799.27
Offering Note	(3) Pursuant to Rule 415(a)(6) under the Securities Act, this registration statement includes $201,944,393 of unsold shares of common stock, $0.01 par value per share (the "Unsold Shares") that were previously registered for sale under the registration statement on Form N-2ASR (File No. 333- 269628) effective February 7, 2023 (the "Prior Registration Statement"), and the prospectus supplements filed on February 9, 2023 and August 2, 2024. The Registrant previously paid filing fees of $28,799.27 in connection with the Unsold Shares. Pursuant to Rule 415(a)(6) under the Securities Act, the filing fees previously paid with respect to the Unsold Shares will continue to be applied to such Unsold Shares. Pursuant to Rule 415(a)(6) under the Securities Act, the offering of Unsold Shares under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this registration statement.